Pension Plan Assets Categorized Using Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016	May 31, 2015
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 437,481	$ 314,216	$ 327,427
Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	7,923	9,533
Pension Benefits, U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	628	532
Pension Benefits, U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,623	1,095
Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	20,211	12,289
Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	17,976	21,035
Pension Benefits, U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	20,999	28,686
Pension Benefits, U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	8,128	12,350
Pension Benefits, U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	16,423	24,361
Pension Benefits, U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,639	3,538
Pension Benefits, U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	247,037	165,784
Pension Benefits, U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	34,014	27,611
Pension Benefits, U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	59,674	7,108
Pension Benefits, U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	206	294
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	179,928	169,464	176,437
Pension Benefits, Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	252	231
Pension Benefits, Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	39	44
Pension Benefits, Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	82,626	70,452
Pension Benefits, Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	65,649	67,144
Pension Benefits, Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	30,181	30,379
Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,181	1,214
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	107,863	76,043
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	20,999	28,686
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	8,128	12,350
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	16,423	24,361
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,639	3,538
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	59,674	7,108
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	39	44
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	39	44
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	329,412	237,879
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	7,923	9,533
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	628	532
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,623	1,095
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	20,211	12,289
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	17,976	21,035
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	247,037	165,784
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	34,014	27,611
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	149,708	139,041
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	252	231
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	82,626	70,452
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	65,649	67,144
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,181	1,214
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	30,387	30,673	$ 31,669
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	206	294
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	206	294
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	30,181	30,379
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 30,181	$ 30,379